Average Annual Total Returns	12 Months Ended
Jan. 31, 2014
Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	28.85%
Five Years	15.77%
Since Inception	7.53%
Inception Date	Apr. 27, 2006
Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	28.99%
Five Years	15.91%
Since Inception	7.68%
Inception Date	Apr. 21, 2006
Vanguard Dividend Growth Fund | Vanguard Dividend Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	31.53%
Five Years	16.60%
Ten Years	9.03%
Inception Date	May 15, 1992
Vanguard Energy Fund | Vanguard Energy Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	18.14%
Five Years	13.34%
Ten Years	13.22%
Inception Date	May 23, 1984
Vanguard Energy Fund | Vanguard Energy Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	18.22%
Five Years	13.41%
Ten Years	13.29%
Inception Date	Nov. 12, 2001
Vanguard Health Care Fund | Vanguard Health Care Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	43.19%
Five Years	18.73%
Ten Years	10.90%
Inception Date	May 23, 1984
Vanguard Health Care Fund | Vanguard Health Care Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	43.27%
Five Years	18.79%
Ten Years	10.98%
Inception Date	Nov. 12, 2001
Vanguard Precious Metals and Mining Fund | Vanguard Precious Metals and Mining Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(35.13%)
Five Years	1.40%
Ten Years	2.97%
Inception Date	May 23, 1984
Vanguard REIT Index Fund | Vanguard REIT Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	2.31%
Five Years	16.74%
Ten Years	8.46%
Inception Date	May 13, 1996
Vanguard REIT Index Fund | Vanguard REIT Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	2.42%
Five Years	16.89%
Since Inception	7.98%
Inception Date	Sep. 23, 2004
Vanguard REIT Index Fund | Vanguard REIT Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	2.43%
Five Years	16.91%
Since Inception	1.58%
Inception Date	Jun. 04, 2007
Vanguard REIT Index Fund | Vanguard REIT Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	2.48%
Five Years	16.93%
Ten Years	8.62%
Inception Date	Dec. 02, 2003
Vanguard REIT Index Fund | Vanguard REIT Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	2.42%
Five Years	16.89%
Ten Years	8.58%
Inception Date	Nov. 12, 2001
Return After Taxes on Distributions | Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	28.27%
Five Years	15.37%
Since Inception	7.19%
Return After Taxes on Distributions | Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	28.37%
Five Years	15.48%
Since Inception	7.32%
Return After Taxes on Distributions | Vanguard Dividend Growth Fund | Vanguard Dividend Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	30.77%
Five Years	16.16%
Ten Years	8.66%
Return After Taxes on Distributions | Vanguard Energy Fund | Vanguard Energy Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	16.98%
Five Years	12.47%
Ten Years	12.35%
Return After Taxes on Distributions | Vanguard Health Care Fund | Vanguard Health Care Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	40.08%
Five Years	17.66%
Ten Years	9.80%
Return After Taxes on Distributions | Vanguard Precious Metals and Mining Fund | Vanguard Precious Metals and Mining Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(35.15%)
Five Years	0.51%
Ten Years	1.62%
Return After Taxes on Distributions | Vanguard REIT Index Fund | Vanguard REIT Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	1.10%
Five Years	15.45%
Ten Years	7.17%
Return After Taxes on Distributions | Vanguard REIT Index Fund | Vanguard REIT Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	1.16%
Five Years	15.56%
Since Inception	6.66%
Return After Taxes on Distributions | Vanguard REIT Index Fund | Vanguard REIT Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	1.17%
Five Years	15.57%
Since Inception	0.34%
Return After Taxes on Distributions | Vanguard REIT Index Fund | Vanguard REIT Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	1.22%
Five Years	15.59%
Ten Years	7.28%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	16.74%
Five Years	12.77%
Since Inception	6.05%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	16.83%
Five Years	12.89%
Since Inception	6.18%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Dividend Growth Fund | Vanguard Dividend Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	18.39%
Five Years	13.47%
Ten Years	7.43%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Energy Fund | Vanguard Energy Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	10.98%
Five Years	10.77%
Ten Years	11.18%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Health Care Fund | Vanguard Health Care Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	26.48%
Five Years	15.21%
Ten Years	8.90%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Precious Metals and Mining Fund | Vanguard Precious Metals and Mining Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(19.88%)
Five Years	1.72%
Ten Years	3.38%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard REIT Index Fund | Vanguard REIT Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	1.35%
Five Years	12.93%
Ten Years	6.35%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard REIT Index Fund | Vanguard REIT Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	1.41%
Five Years	13.04%
Since Inception	5.90%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard REIT Index Fund | Vanguard REIT Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	1.42%
Five Years	13.05%
Since Inception	0.67%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard REIT Index Fund | Vanguard REIT Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	1.45%
Five Years	13.07%
Ten Years	6.46%
Based on Market Value | Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	29.01%
Five Years	15.90%
Since Inception	7.68%
Based on Market Value | Vanguard REIT Index Fund | Vanguard REIT Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	2.34%
Five Years	16.92%
Since Inception	7.97%
Standard & Poor's 500 Index | Vanguard Precious Metals and Mining Fund | Vanguard Precious Metals and Mining Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.39%
Five Years	17.94%
Ten Years	7.41%
Spliced Global Precious Metals and Mining Index | Vanguard Precious Metals and Mining Fund | Vanguard Precious Metals and Mining Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(31.48%)
Five Years	6.10%
Ten Years	4.67%
Russell 1000 Index | Vanguard Dividend Growth Fund | Vanguard Dividend Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.11%
Five Years	18.59%
Ten Years	7.78%
REIT Spliced Index | Vanguard REIT Index Fund | Vanguard REIT Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	2.47%
Five Years	16.83%
Ten Years	8.52%
REIT Spliced Index | Vanguard REIT Index Fund | Vanguard REIT Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	2.47%
Five Years	16.83%
Since Inception	7.91%
REIT Spliced Index | Vanguard REIT Index Fund | Vanguard REIT Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	2.47%
Five Years	16.83%
Since Inception	1.49%
REIT Spliced Index | Vanguard REIT Index Fund | Vanguard REIT Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	2.47%
Five Years	16.83%
Ten Years	8.52%
REIT Spliced Index | Vanguard REIT Index Fund | Vanguard REIT Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	2.47%
Five Years	16.83%
Ten Years	8.52%
Dividend Growth Spliced Index | Vanguard Dividend Growth Fund | Vanguard Dividend Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	29.03%
Five Years	17.40%
Ten Years	7.24%
Standard & Poor's Energy Sector Index | Vanguard Energy Fund | Vanguard Energy Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	25.07%
Five Years	13.44%
Ten Years	13.44%
Standard & Poor's Energy Sector Index | Vanguard Energy Fund | Vanguard Energy Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	25.07%
Five Years	13.44%
Ten Years	13.44%
MSCI US REIT Index | Vanguard REIT Index Fund | Vanguard REIT Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	2.47%
Five Years	16.73%
Ten Years	8.40%
MSCI US REIT Index | Vanguard REIT Index Fund | Vanguard REIT Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	2.47%
Five Years	16.73%
Since Inception	7.77%
MSCI US REIT Index | Vanguard REIT Index Fund | Vanguard REIT Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	2.47%
Five Years	16.73%
Since Inception	1.14%
MSCI US REIT Index | Vanguard REIT Index Fund | Vanguard REIT Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	2.47%
Five Years	16.73%
Ten Years	8.40%
MSCI US REIT Index | Vanguard REIT Index Fund | Vanguard REIT Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	2.47%
Five Years	16.73%
Ten Years	8.40%
S&P Global Custom Metals and Mining Index | Vanguard Precious Metals and Mining Fund | Vanguard Precious Metals and Mining Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(31.48%)
Five Years	6.10%
Ten Years	none
NASDAQ US Dividend Achievers Select Index | Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	29.03%
Five Years	16.06%
Since Inception	7.80%
NASDAQ US Dividend Achievers Select Index | Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	29.03%
Five Years	16.06%
Since Inception	7.83%
NASDAQ US Dividend Achievers Select Index | Vanguard Dividend Growth Fund | Vanguard Dividend Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	29.03%
Five Years	16.06%
Ten Years	none
Global Natural Resources Funds Average | Vanguard Energy Fund | Vanguard Energy Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	11.20%
Five Years	9.45%
Ten Years	9.12%
Global Natural Resources Funds Average | Vanguard Energy Fund | Vanguard Energy Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	11.20%
Five Years	9.45%
Ten Years	9.12%
Global Health Biotechnology Funds Average | Vanguard Health Care Fund | Vanguard Health Care Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	46.10%
Five Years	18.52%
Ten Years	9.16%
Global Health Biotechnology Funds Average | Vanguard Health Care Fund | Vanguard Health Care Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	46.10%
Five Years	18.52%
Ten Years	9.16%
MSCI ACWI Energy Index | Vanguard Energy Fund | Vanguard Energy Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	13.60%
Five Years	10.92%
Ten Years	10.10%
MSCI ACWI Energy Index | Vanguard Energy Fund | Vanguard Energy Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	13.60%
Five Years	10.92%
Ten Years	10.10%
MSCI ACWI Health Care Index | Vanguard Health Care Fund | Vanguard Health Care Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	35.76%
Five Years	16.43%
Ten Years	8.40%
MSCI ACWI Health Care Index | Vanguard Health Care Fund | Vanguard Health Care Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	35.76%
Five Years	16.43%
Ten Years	8.40%
Spliced Energy Index | Vanguard Energy Fund | Vanguard Energy Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	13.60%
Five Years	8.41%
Ten Years	10.90%
Spliced Energy Index | Vanguard Energy Fund | Vanguard Energy Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	13.60%
Five Years	8.41%
Ten Years	10.90%
Spliced Health Care Index | Vanguard Health Care Fund | Vanguard Health Care Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	35.76%
Five Years	17.05%
Ten Years	7.78%
Spliced Health Care Index | Vanguard Health Care Fund | Vanguard Health Care Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	35.76%
Five Years	17.05%
Ten Years	7.78%